Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 615	$ 958
Carrying value of investments, Non-Current	547	670
Total Investments	1,162	1,628
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	244	277
Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	351	329
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	567	1,022
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		3
Carrying value of investments, Non-Current	244	274
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	1,202	1,658
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	123	267
Carrying value of investments, Non-Current	281	310
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	278	258
Fair Value | Unquoted Preference Securities | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	1	3
Fair Value | Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		72
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	149	358
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	14	15
Fair Value | Fixed Maturity Plan Securities | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	65
Carrying value of investments, Non-Current		66
Fair Value | Others | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	$ 7	$ 2